Income Taxes (Schedule Of Difference Between Actual Income Tax Provision For Continuing Operations And Income Tax Provision Calculated At Statutory U.S. Federal Tax Rate) (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Abstract]
Income tax provision calculated using the statutory rate of 35%	$ 63,044	$ 56,964	$ 43,340
State and local income taxes, less federal income tax effect	5,787	5,536	4,323
Uncertain tax position adjustments			(1,782)
Nondeductible expenses	1,438	1,290	1,250
Other --net	(417)	(353)	(529)
Income tax provision	$ 69,852	$ 63,437	$ 46,602
Effective tax rate	38.80%	39.00%	37.60%
Statutory rate	35.00%